Share capital (Details Textual) - $ / shares shares in Thousands	Mar. 31, 2018	Dec. 31, 2017
Common Stock, Shares, Issued	174,283,740	173,573,572
Warrant [Member]
Fair Value Assumptions, Exercise Price	$ 0.37